Fair Value Measurements - Schedule of Convertible Note Option Liability and Earn-out Share Liability (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stock Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible Note Option liability, measurement input	1.49	3.81
Earn-out Share Liability, measurement input	1.49	6.5
Expected term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible Note Option liability, measurement input	0.95	1.2
Earn-out Share Liability, measurement input	9.5	10
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible Note Option liability, measurement input	80	75
Earn-out Share Liability, measurement input	75	75
Risk-Free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible Note Option liability, measurement input	4.05	4.18
Earn-out Share Liability, measurement input	4.2	3.81
Interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible Note Option liability, measurement input	6.41	6.49